Organization of The Company and Significant Accounting Policies: Cash and Cash Equivalents Policy (Policies)	12 Months Ended
Dec. 31, 2014
Policies
Cash and Cash Equivalents Policy

Cash and cash equivalents

For purpose of the statements of cash flows, the Company considers cash and cash equivalents to include all stable, highly liquid investments with maturities of three months or less.